Credit quality of financial assets - Derivatives (Details) BRL in Thousands	Dec. 31, 2017 BRL loan	Dec. 31, 2016 BRL
Credit quality of financial assets
Number of loans to related parties which are past due or impaired | loan	0
Derivatives
Credit quality of financial assets
Credit exposure	BRL 285,198	BRL 371,186
brAAA | Derivatives
Credit quality of financial assets
Credit exposure	5,090	16,162
brAA+ | Derivatives
Credit quality of financial assets
Credit exposure	9,651	22,710
brAA- | Derivatives
Credit quality of financial assets
Credit exposure	84,343	229,465
AA- | Derivatives
Credit quality of financial assets
Credit exposure		57,458
A+ | Derivatives
Credit quality of financial assets
Credit exposure	66,147	1,149
A- | Derivatives
Credit quality of financial assets
Credit exposure	59,889	24,730
BBB+ | Derivatives
Credit quality of financial assets
Credit exposure	BRL 60,078	BRL 19,512